FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 13, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Financial assets		$ 2,134,000,000	$ 2,412,000,000
Subsidiary and corporate borrowings		10,164,000,000	8,326,000,000
Letter of credit outstanding amount		106,000,000	46,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		500,000,000
Subsidiary and corporate borrowings		0	0
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		1,975,000,000.000
Subsidiary and corporate borrowings		789,000,000	0
Letter of credit outstanding amount		106,000,000	46,000,000
Marketable securities
Disclosure of detailed information about borrowings [line items]
Financial assets		85,000,000	$ 3,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on Equity		9,000,000
Impact of 10% change in value of investments on Comprehensive Income		$ 9,000,000
Subsequent Event
Disclosure of detailed information about borrowings [line items]
Cancellation of letters of credit	$ 59,000,000
Subsequent Event | Credit facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 400,000,000